Goodwill and Other Intangible Assets - Scheduled Amortization of Core Deposit Intangibles (Detail) (Core Deposits [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Core Deposits [Member]
Goodwill [Line Items]
2015	$ 194
2016	166
2017	139
2018	111
2019	84
Thereafter	$ 96